CONSOLIDATED STATEMENTS OF INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 17,304	$ 17,046	$ 16,828
Operating expenses
Labor and fringe benefits	3,510	3,422	3,150
Purchased services and material	2,306	2,313	2,254
Fuel	1,786	2,060	2,097
Depreciation and amortization	1,938	1,892	1,817
Equipment rents	432	392	359
Other	745	642	554
Loss on assets held for sale	0	78	0
Total operating expenses	10,717	10,799	10,231
Operating income	6,587	6,247	6,597
Interest expense	(913)	(891)	(722)
Other components of net periodic benefit income	502	454	479
Other income	88	42	134
Income before income taxes	6,264	5,852	6,488
Income tax expense	(1,544)	(1,404)	(863)
Net income	$ 4,720	$ 4,448	$ 5,625
Earnings per share
Basic (in dollars per share)	$ 7.58	$ 7.02	$ 8.55
Diluted (in dollars per share)	$ 7.57	$ 7.01	$ 8.53
Weighted-average number of shares
Basic (in shares)	623.1	633.5	657.7
Diluted (in shares)	623.7	634.5	659.1